Significant Related Party Transactions	6 Months Ended
Jun. 30, 2024
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
30	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Group’s transactions and arrangements are between members of the Group and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	December 31, 2023	June 30, 2024
	RM	RM	USD
Balance with related parties (common shareholders)

Trade receivables

Hoo Voon Him	988,191	1,015,731	215,325
Reveillon Group Sdn Bhd	150,001	3,117,164	660,808
V Invesco Sdn Bhd	1,361,127	1,399,060	296,587
	2,499,319	5,531,955	1,172,720

Loans, Advances and Financing

Reveillon Group Sdn Bhd	1,338,583	17,449,362	3,699,094
XVI Troika Sdn Bhd	1,480,867	2,615,383	554,435
Reveillon Group Limited	-	48,017	10,179
	2,819,450	20,112,762	4,263,708
Total amount due from related parties	5,318,769	25,644,717	5,436,428

Non-trade payables

Hoo Voon Him	204,469	-	-
Noraini	930,890	-	-
V Capital Sdn Bhd	165,000	-	-
Amount due to related parties	1,300,359	-	-

Amount due to related parties are not expected to be repaid within the next 12 months.

Transactions with related parties

The following represents the significant related party transactions for the years ended June 30, 2023 and 2024.

				For the period ended June 30, 2023	For the period ended June 30, 2024
	Relationship	Nature	Description	RM	RM	USD
V Capital Sdn Bhd	Common shareholder	Trade nature	Purchase of services	62,257	-	-
V Invesco Sdn Bhd	Common shareholder	Trade nature	Purchase of services	55,500	-	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(327,307)	-	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid to V Capital Sdn Bhd	-	165,000	34,978
V Invesco Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Invesco Sdn Bhd	(10,000)	-	-
V Invesco Sdn Bhd	Common shareholder	Trade nature	Sale of services	-	-	-
V Invesco Fund (L) Limited	Common shareholder	Non-trade nature	Advances paid by V Invesco Fund (L) Limited	(5,093)	-	-
V Consortium Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Consortium Sdn Bhd	(56,058)	-	-
Hoo Voon Him	Director	Non-trade nature	Advance paid to Director	-	204,469	43,345
Noraini Binti Aripin	Director	Non-trade nature	Advance receipt from Director	(1,152,464)	-	-
Vincent Hong	Director	Non-trade nature	Advance receipt from Director	(466,783)	-	-
Noraini Binti Aripin	Director	Non-trade nature	Advance paid to Director	-	930,890	197,340
Reveillon Group Sdn Bhd	Common Director	Trade nature	Sale of financing services	-	(147,489)	(31,266)
Reveillon Group Sdn Bhd	Common Director	Trade nature	Sale of consultancy services	-	(2,962,982)	(628,123)
XVI Troika Sdn Bhd	Common Director	Trade nature	Sale of financing services	-	(154,135)	(32,675)
Reveillon Group Limited	Common Director	Trade nature	Sale of financing services	-	(3,656)	(775)